Business Acquisition (Details Narrative)		12 Months Ended
	Feb. 01, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Issuance of common stock for acquisition		$ 1,183,581
Net loss		(554,010)	$ 8,897
Value of intangible asset amortization		18,777
PVBJ Inc. [Member]
Annual earnings before taxes percentage	0.50
Net loss		27,682
Value of intangible asset amortization		18,777
PVBJ Inc. [Member] | General and Administrative Expense [Member]
Acquisition related cost		$ 44,500
PVBJ Inc. [Member] | Employment Agreement [Member] | Paul V. Benis [Member]
Salary payable	$ 150,000
PVBJ Inc. [Member] | Common Stock [Member]
Cash acquired from acquisition	$ 221,800
Issuance of common stock for acquisition, shares | shares	444,445
Common stock, par value | $ / shares	$ 0.0001
Issuance of common stock for acquisition	$ 1,177,779